RELATED PARTIES TRANSACTIONS (Details Narrative) - CAD ($)	Mar. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Prepaid management fees	$ 70,536	$ 55,573
Director and Officer [Member]
Disclosure of transactions between related parties [line items]
Prepaid management fees	$ 70,536	$ 55,573